Shareholder Loans and liabilities to banks - Revolving credit facilities (Details) € in Thousands	12 Months Ended
	Jun. 30, 2023 EUR (€) item	Jun. 30, 2021 EUR (€)
Leases
Number of revolving credit facilities | item	2
Net repayment		€ 74,990
Revolving credit facilities
Leases
Number of revolving credit facilities | item	2
Borrowings	€ 0
Revolving credit facilities | Maximum
Leases
Maximum borrowing capacity	60,000
Revolving credit facilities | Matures on December 31, 2024
Leases
Amount maturing per individual revolving credit facility	€ 30,000